DCM/INNOVA HIGH DIVIDEND INCOME INNOVATION FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

COMMON STOCKS — 95.85%	Shares	Fair Value

Communications — 14.77%
Alphabet, Inc., Class A(a)	300	$446,385
Comcast Corp., Class A	1,400	59,920
Electronic Arts, Inc.(a)	1,200	169,944
Facebook, Inc., Class A(a)	1,300	329,771
Iliad S.A.	820	160,678
T-Mobile US, Inc.(a)	800	85,904
		1,252,602
Consumer Discretionary — 11.55%
Amazon.com, Inc.(a)	135	427,231
Chipotle Mexican Grill, Inc.(a)	110	127,068
D.R. Horton, Inc.	1,000	66,160
Home Depot, Inc. (The)	500	132,745
Lowe's Cos., Inc.	450	67,010
Sekisui House Ltd	8,800	159,432
		979,646
Consumer Staples — 2.52%
Costco Wholesale Corp.	300	97,659
Walmart, Inc.	900	116,460
		214,119
Energy — 2.01%
Baker Hughes Co.	500	7,745
Valero Energy Corp.	2,900	163,067
		170,812
Financials — 7.55%
Arthur J. Gallagher & Co.	600	64,494
BlackRock, Inc.	130	74,751
First Republic Bank	500	56,240
JPMorgan Chase & Co.	400	38,656
Marsh & McLennan Cos., Inc.	500	58,300
MetLife, Inc.	4,300	162,755
Moody's Corp.	400	112,520
Morgan Stanley	1,500	73,320
		641,036
Health Care — 14.95%
Abbott Laboratories	550	55,352
AbbVie, Inc.	1,100	104,401
Amgen, Inc.	300	73,401
Danaher Corp.	300	61,140
Edwards Lifesciences Corp.(a)	1,200	94,092

Hologic, Inc.(a)	2,400	167,472
Johnson & Johnson	500	72,880
LHC Group, Inc.(a)	600	117,066
Quest Diagnostics, Inc.	1,200	152,484
Thermo Fisher Scientific, Inc.	450	186,278
Vertex Pharmaceuticals, Inc.(a)	200	54,400
Zoetis, Inc.	850	128,928
		1,267,894
Industrials — 4.17%
China Railway Group Ltd., H Shares	320,000	161,852
Cintas Corp.	200	60,374
Illinois Tool Works, Inc.	350	64,747
Trane Technologies plc	600	67,122
		354,095
Information Technology — 6.95%
Advanced Micro Devices, Inc.(a)	2,000	154,860
ANSYS, Inc.(a)	330	102,498
Corning, Inc.	2,000	62,000
F5 Networks, Inc.(a)	400	54,360
salesforce.com, Inc.(a)	325	63,326
Sapiens International Corp. N.V.	5,000	152,800
		589,844
Materials — 4.65%
Air Products & Chemicals, Inc.	350	100,321
Albemarle Corp.	800	65,968
Covestro AG	3,950	152,846
FMC Corp.	600	63,630
Rio Tinto plc - ADR	200	12,208
		394,973
Real Estate — 0.92%
American Tower Corp., Class A	300	78,417

Technology — 22.51%
Accenture plc, Class A	700	157,346
Apple, Inc.	1,300	552,551
Cadence Design Systems, Inc.(a)	900	98,325
Mastercard, Inc., Class A	450	138,839
Microsoft Corp.	2,300	471,523
PayPal Holdings, Inc.(a)	700	137,249
Qorvo, Inc.(a)	1,200	153,780
Sony Corp. - ADR	1,100	85,756
Visa, Inc., Class A	600	114,240
		1,909,609
Utilities — 3.30%
AES Corp.	4,000	60,920
Canadian Utilities Ltd., Class A	300	7,696

NextEra Energy, Inc.	170	47,719
Scottish And Southern Energy plc	9,600	163,513
		279,848
Total Common Stocks (Cost $6,633,226)		8,132,895

EXCHANGE-TRADED FUNDS — 0.84%

Equity — 0.84%
SPDR® S&P 500® ETF Trust	219	71,508
Total Exchange-Traded Funds (Cost $70,657)		71,508

MONEY MARKET FUNDS - 1.50%
Fidelity Investments Money Market Funds, Institutional, 0.05%(b)	127,529	127,529

Total Money Market Funds (Cost $127,529)		127,529

Total Investments — 98.19% (Cost $6,831,412)		8,331,932

Other Assets in Excess of Liabilities — 1.81%		153,871

NET ASSETS — 100.00%		$8,485,803

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2020.

ADR	- American Depositary Receipt.
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

As of July 31, 2020, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$1,588,767
Unrealized depreciation	(88,433)
Net unrealized appreciation	1,500,334
Aggregate cost of securities for federal income tax purposes	$6,831,598

See accompanying notes which are an integral part of this schedule of investments.

LEBENTHAL ULTRA SHORT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

MUNICIPAL BONDS — 99.09%	Principal Amount	Fair Value

Alaska - 3.19%
Alaska Housing Finance Corp., Home Mortgage Revenue Bonds, Series 2007-A, 0.15%, 12/1/2041(a)	$300,000	$300,000

Arizona - 3.19%
Arizona Health Facilities Authority Revenue Bonds, Series 2008-F, 0.16%, 1/1/2029(a)	300,000	300,000

California - 1.38%
Regents of the University of California General Revenue Bonds, Series 2013-AL-2, 0.14%, 5/15/2048(a)	100,000	100,000
San Francisco, California City & County Redevelopment Agency Successor Agency, Tax Allocation Revenue Bonds, Series 2014-C, 5.00%, 8/1/2020	30,000	30,000
		130,000
Connecticut - 4.80%
Connecticut State General Obligation Bonds, Series 2014-F, 5.00%, 11/15/2021	35,000	37,078
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series O, 4.00%, 11/1/2021	250,000	259,544
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series 2014-A, 5.00%, 9/1/2020	70,000	70,241
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series 2012-A, 5.00%, 1/1/2021	45,000	45,844
Town of Stratford, Connecticut General Obligation Refunding Bonds, 4.00%, 8/1/2020	40,000	40,000
		452,707
District of Columbia - 5.85%
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2014B-2, 0.18%, 10/1/2050(a)	250,000	250,000
District of Columbia, Carnegie Endowment for International Peace, Special Obligation Bonds, Series 2006, 0.17%, 11/1/2045(a)	300,000	300,000
		550,000
Florida - 3.78%
JEA Florida Electric System Revenue Bonds, Series 2013-D, 5.00%, 10/1/2020	55,000	55,396
JEA Florida Water & Sewer System Revenue Bonds, Series 2008-B, 0.27%, 10/1/2041(a)	300,000	300,000
		355,396
Illinois - 3.98%
Community Consolidated School District No. 59 Cook County, Illinois General Obligation Limited Tax School Bonds, Series 2015, 5.00%, 3/1/2021	50,000	51,379
County of Cook, Illinois Sales Tax Revenue Bonds, 4.00%, 11/15/2020	30,000	30,320
Illinois Educational Facilities, Authority, The University of Chicago, Adjustable Rate Revenue Bonds, Series 2003-B, 0.16%, 7/1/2033(a)	200,000	200,000
Illinois Finance Authority Revenue Bonds, Series 2013, 4.00%, 1/1/2022	30,000	31,607
Village of Winnetka, Illinois, General Obligation Bonds, Series 2014, 4.00%, 12/15/2020	60,000	60,831
		374,137
Kentucky - 2.53%
Kentucky State Property & Building Commission Revenue Bonds, Series A, 5.00%, 8/1/2021	50,000	52,346
Kentucky State Property & Building Commission Revenue Bonds, 3.00%, 10/1/2021	45,000	46,361
Kentucky Turnpike Authority Revenue Bonds, 5.00%, 7/1/2021	100,000	103,951

Louisville and Jefferson County Kentucky Metropolitan Revenue Bonds, 5.00%, 5/15/2021	35,000	36,332
		238,990
Louisiana - 1.62%
Louisiana Public Facilities Authority Revenue Bonds, 5.00%, 12/15/2020	150,000	152,195

Maryland - 6.90%
Montgomery County, Consolidated Public Improvement, General Obligation Bonds, Series 2017-E, 0.16%, 11/1/2037(a)	350,000	350,000
Washington Suburban Sanitary District Maryland, General Obligation Bonds, Series 2015-B3, 0.18%, 6/1/2023(a)	100,000	100,000
Washington Suburban Sanitary District Maryland, General Obligation Bonds, Series 2016-B4, 0.18%, 6/1/2023(a)	200,000	200,000
		650,000
Massachusetts - 3.93%
Massachusetts Water Resources Authority, General Revenue Refunding Bonds, Series 2008-E, 0.16%, 8/1/2037(a)	370,000	370,000

New Jersey - 13.13%
Essex County, New Jersey Improvement Authority Governmental Loan Revenue Bonds, Series 2019, 3.00%, 10/30/2020	350,000	352,331
Garden State Preservation Trust, Open Space and Farmland Preservation Refunding Bonds, Series 2012-A, 5.00%, 11/1/2020	125,000	125,758
Maplewood Township New Jersey General Obligation Bonds, 5.00%, 2/15/2022	50,000	53,738
New Jersey State, General Obligation Bonds, Series 2016-T, 5.00%, 6/1/2021	300,000	310,488
New Jersey Transportation Trust Fund Authority Revenue Bonds, 5.50%, 12/15/2021	125,000	132,881
Passaic County, New Jersey, Passaic County Improvement Authority, Governmental Loan Revenue Bond Anticipation Notes, Series 2019, 3.00%, 8/25/2020	175,000	175,271
The Board of Education of the Borough of Edgewater, Refunding School Bonds, 4.00%, 9/1/2020	50,000	50,137
Township of Lyndhurst, County of Bergen, New Jersey General Improvement Bonds, 3.50%, 8/15/2020	35,000	35,034
		1,235,638
New York - 19.14%
Battery Park City Authority, New York Revenue Bonds, Series 2019-D1, 0.14%, 11/1/2038(a)	300,000	300,000
Ithaca City, New York Bond Anticipation Notes, Series A, 2.00%, 2/19/2021	70,000	70,666
Long Island Power Authority Electric System General Revenue Bonds, Series 2016-B, 5.00%, 9/1/2021	50,000	52,415
Nassau County, New York General Improvement Bonds, Series 2016-A, 5.00%, 1/1/2021	75,000	76,425
Nassau County, New York General Improvement Bonds, Series 2016-A, 5.00%, 1/1/2022	50,000	53,264
Nassau County, New York General Obligation Bonds, Series 2016-C, 5.00%, 4/1/2021	130,000	133,979
New York City Trust for Cultural Resources Revenue Bonds, 5.00%, 7/1/2021	110,000	111,966
New York City, The Trust for Cultural Resources, Metropolitan Museum of Art, Revenue Bonds, Series 2006-A2, 0.17%, 10/1/2036(a)	200,000	200,000
New York City, The Trust for Cultural Resources, The New York Botanical Gardens, Revenue Bonds, Series 2009-A, 0.17%, 7/1/2032(a)	250,000	250,000
New York State Bridge Authority Revenue Bonds, Series 2012, 4.00%, 1/1/2021	30,000	30,474
New York State Dormitory Authority Revenue Bonds, Series 2020-B, 5.00%, 3/31/2021	150,000	154,805
New York State Dormitory Authority Revenue Bonds, Series 2015-B, 5.00%, 7/1/2021	35,000	36,540
New York State Energy Research & Development Authority Revenue Bonds, Series 2005-A3, 0.17%, 5/1/2039(a)	300,000	300,000
Schenectady County, New York Capital Resources Corp. Tax-Exempt Revenue Bonds, Series 2012-A, 5.00%, 7/1/2021	30,000	31,194
		1,801,728

Ohio - 6.38%
Ohio, State General Obligation Bonds, Series 2004-A, 0.16%, 2/1/2023(a)	300,000	300,000
State of Ohio, Water Development Authority, Walter Pollution Control Loan Fund, Revenue Bonds, Series 2016-A, 0.15%, 12/1/2036(a)	300,000	300,000
		600,000
Pennsylvania - 10.87%
Allegheny County, Pennsylvania Sanitary Authority, Sewer Revenue Bonds, Series 2015, 5.00%, 12/1/2020	25,000	25,374
Allegheny County, Pennsylvania Sanitary Authority, Sewer Revenue Bonds, Series 2015, 5.00%, 12/1/2021	30,000	31,822
Pennsylvania Turnpike Commission Turnpike Revenue Bonds, Series 2013-C, 5.00%, 12/1/2021	50,000	52,947
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series 2019, 5.00%, 12/1/2021	55,000	58,241
Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Refunding Bonds, Series 2016, 5.00%, 6/1/2021	105,000	108,441
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2019, 5.00%, 12/1/2020	120,000	121,742
Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Refunding Bonds, Series 2019, 5.00%, 10/1/2020	355,000	357,059
Philadelphia, Pennsylvania General Obligation Bonds, Series 2015-B, 5.00%, 8/1/2020	15,000	15,000
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2013-A, 5.00%, 1/1/2021	50,000	50,934
State Public School Building Authority, Pennsylvania, Lease Revenue Refunding Bonds, Series 2016-A, 5.00%, 6/1/2021	195,000	201,999
		1,023,559
Puerto Rico - 0.75%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2002-A, 5.50%, 7/1/2021	70,000	70,937

Texas - 0.21%
North East Independent School District, Texas, Unlimited Tax Refunding Bonds, Series 2018, 5.00%, 8/1/2020	20,000	20,000

Virginia - 3.19%
Fairfax County, Virginia, Economic Development Revenue Bonds, Series 2003-A, 0.15%, 12/1/2033(a)	300,000	300,000

Washington - 3.72%
King County, Washington, Limited Tax General Obligation Sewer Revenue Refunding Bonds, Series 2019-A, 0.16%, 1/1/2046(a)	250,000	250,000
King County, Washington, Variable Rate Demand Sewer Revenue Bonds, Series 2001-A, 0.15%, 1/1/2032(a)	100,000	100,000
		350,000
Wisconsin - 0.55%
City of Milwaukee, Wisconsin General Obligation Promissory Notes, Series 2012-N2, 5.00%, 5/1/2021	50,000	51,682

Total Municipal Bonds (Cost $9,313,038)		9,326,969

MONEY MARKET FUNDS - 0.82%

Blackrock Liquidity Funds T-Fund, Institutional Shares, 0.08%(b)	77,354	77,354

Total Money Market Funds (Cost $77,354)		77,354

Total Investments — 99.91% (Cost $9,390,392)	9,404,323

Other Assets in Excess of Liabilities — 0.09%	8,053

NET ASSETS — 100.00%	$9,412,376

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2020.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2020.

As of July 31, 2020, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$15,469
Unrealized depreciation	(1,538)
Net unrealized appreciation	13,931
Aggregate cost of securities for federal income tax purposes	$9,390,392

See accompanying notes which are an integral part of this schedule of investments.

Centaur Mutual Funds Trust

Related Notes to Schedule of Investments

July 31, 2020 (Unaudited)

1. ORGANIZATION

The DCM/INNOVA High Dividend Income Innovation Fund (the “DCM/INNOVA Fund”) and the Lebenthal Ultra Short Tax-Free Income Fund (the “Lebenthal Fund “) (each a “Fund” and, collectively the “Funds”), are each organized as diversified series of the Centaur Mutual Funds Trust (the “Trust”). The DCM/INNOVA Fund was organized on March 16, 2005 and was formally known as the Centaur Total Return Fund. The Lebenthal Fund was organized on December 30, 2019. The Trust is an open ended-management investment company and is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of the DCM/INNOVA Fund is to seek maximum total return through a combination of capital appreciation and current income. The investment objective of the Lebenthal Fund is to seek a high level of current income exempt from federal income tax consistent with relative stability of principal. The Lebenthal Fund invests primarily in municipal securities, the income from which is exempt from federal income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Investment Valuation

The Funds’ investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.

Fixed income securities will ordinarily be traded on the over-the-counter market. When market quotations are readily available, fixed income securities will be valued based on prices provided by the pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds normal pricing procedures are valued at fair value as determined under policies approved by the Board of Trustees (the “Board”). Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Trusts normal pricing procedures.

Centaur Mutual Funds Trust

Related Notes to Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Fair Value Measurement

GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date;
Level 2 –	Other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments based on the best information available)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period ended July 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets and liabilities as of July 31, 2020:

DCM/INNOVA Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$8,132,895	$-	$-	$8,132,895
Exchange-Traded Funds	71,508	-	-	71,508
Money Market Funds	127,529	-	-	127,529
Total	$8,331,932	$-	$-	$8,331,932

Lebenthal Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	$-	$9,326,969	$-	$9,326,969
Money Market Funds	77,354	-	-	77,354
Total	$77,354	$9,326,969	$-	$9,404,323

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.